INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
 INTANGIBLE ASSETS

The following table provides the weighted average amortization rate, gross carrying value, accumulated amortization and net carrying value for each of our major classes of intangible assets:

	Weighted Average		Accumulated
December 31, 2018[1]	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Customer relationships	5.0%	762	70	692
Power purchase agreements	4.4%	96	21	75
Project agreement[2]	4.0%	164	10	154
Software	11.4%	1,827	814	1,013
Other intangible assets[3]	4.1%	508	70	438
		3,357	985	2,372

	Weighted Average		Accumulated
December 31, 2017[1]	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Customer relationships	3.5%	967	41	926
Power purchase agreements	3.5%	99	17	82
Project agreement[2]	4.0%	150	3	147
Software	11.3%	1,760	714	1,046
Other intangible assets[3]	4.4%	1,162	96	1,066
		4,138	871	3,267

1 Certain assets were reclassified as held for sale as at December 31, 2018 and December 31, 2017 (Note 8).
2 Represents a project agreement acquired from the Merger Transaction (Note 8).
3 The measurement of weighted average amortization rate excludes non-depreciable intangible assets.

For the years ended December 31, 2018, 2017 and 2016, our amortization expense related to intangible assets totaled $281 million, $280 million and $177 million, respectively. The following table presents our forecast of amortization expense associated with existing intangible assets for the years indicated as follows:

	2019	2020	2021	2022	2023
Forecast of amortization expense (millions of Canadian dollars)	278	251	227	205	186